K&L GATES LLP 70 W. MADISON ST. SUITE 3100 CHICAGO, IL 60602 T +1 312 372 1121 F +1 312 827 8000 klgates.com

February 8, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Preliminary Proxy Statement for Harris Associates Investment Trust (File No. 811-06279)

Ladies and Gentlemen:

On behalf of the Oakmark Fund, the Oakmark Select Fund, the Oakmark Equity and Income Fund, the Oakmark Global Fund, the Oakmark Global Select Fund, the Oakmark International Fund, and the Oakmark International Small Cap Fund (together, the “Funds”), each a series of Harris Associates Investment Trust (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement proposed to be used in connection with a special meeting of the shareholders of the Funds.  The preliminary proxy statement asks shareholders to consider and vote to approve: (1) the election of the Board of Trustees of the Trust; (2) the amendment of each Fund’s fundamental investment restrictions with respect to (i) borrowing money and issuing senior securities, (ii) making loans, and (iii) investing in commodities and commodity contracts; and (3) the adoption of an Amended and Restated Declaration of Trust that contains proposed amendments relating to (i) future amendments; (ii) treatment of shareholder and Trust claims (iii) liability of Trustees and Officers, (iv) third party beneficiary claims, and (v) Trustee powers.

If you have any questions or comments regarding the foregoing, please contact me at (312) 807-4227.

Very truly yours,

/s/ Alan Goldberg

Alan Goldberg

cc: Heidi W. Hardin

Ian J. McPheron

Megan Claucherty

Harris Associates L.P.

Richard J. Gorman

Harris Associates Investment Trust

Ndenisarya M. Bregasi

Christopher J. Scully

K&L Gates LLP